Additional information - Financial Statement Schedule I - Condensed statement of cash flows (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
(Loss)/profit before income tax	£ (149,623,000)	£ (24,027,000)	£ (20,818,000)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	198,000	2,085,000	818,000
Foreign exchange (gains)/losses on operating activities	50,000	874,000	(816,000)
Changes in working capital:
Other receivables	(1,109,000)	(221,000)	949,000
Net cash inflow/(outflow) from operating activities	96,371,000	113,083,000	(3,820,000)
Cash flows from financing activities
Acquisition of treasury shares			(21,305,000)
Dividends paid	(33,553,000)	(10,718,000)	(23,229,000)
Net cash outflow from financing activities	5,040,000	47,641,000	(46,399,000)
Net increase/(decrease) in cash and cash equivalents	7,980,000	61,351,000	(263,065,000)
Cash and cash equivalents at beginning of year	110,658,000	51,539,000	307,637,000
Effect of exchange rate changes on cash and cash equivalents	2,585,000	(2,232,000)	6,967,000
Cash and cash equivalents at end of year	121,223,000	110,658,000	51,539,000
Parent
Cash flows from operating activities
(Loss)/profit before income tax	29,352,000	6,465,000	41,652,000
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	198,000	2,085,000	818,000
Foreign exchange (gains)/losses on operating activities	(35,000)	263,000	(102,000)
Changes in working capital:
Other receivables	150,000		(89,000)
Other payables	3,837,000	2,120,000	2,243,000
Tax paid	(1,000)	(1,000)	(9,000)
Net cash inflow/(outflow) from operating activities	33,501,000	10,932,000	44,513,000
Cash flows from financing activities
Acquisition of treasury shares			(21,305,000)
Dividends paid	(33,553,000)	(10,718,000)	(23,229,000)
Net cash outflow from financing activities	(33,553,000)	(10,718,000)	(44,534,000)
Net increase/(decrease) in cash and cash equivalents	(52,000)	214,000	(21,000)
Cash and cash equivalents at beginning of year	148,000	197,000	116,000
Effect of exchange rate changes on cash and cash equivalents	35,000	(263,000)	102,000
Cash and cash equivalents at end of year	£ 131,000	£ 148,000	£ 197,000